SUPPLEMENT DATED DECEMBER 12, 2011

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2011

This Supplement supercedes and replaces prior Supplements dated May 23, 2011 and September 23, 2011

On December 9, 2011, the First Investors Blue Chip Fund (the “Blue Chip Fund”) reorganized into the First Investors Growth & Income Fund (the “Growth & Income Fund”).  Shareholders of the Blue Chip Fund became shareholders of the Growth & Income Fund and the Blue Chip Fund was then terminated.  As a result, the following changes should be made to the First Investors Income and Equity Funds prospectus (“Prospectus”) to reflect the reorganization of the Blue Chip Fund.

1.	All references and discussions regarding the Blue Chip Fund in the Prospectus are deleted in their entirety.
2.
All references and discussions regarding First Investors Management Company, Inc., managing the Blue Chip Fund in the “Fund Management In Greater Detail” section on pages 87 and 88 are deleted in their entirety.

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Please retain this Supplement for future reference.

IEP1211

SUPPLEMENT DATED DECEMBER 12, 2011

FIRST INVESTORS EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2011

This Supplement supercedes and replaces the Supplement dated May 23, 2011

On December 9, 2011, the First Investors Blue Chip Fund (the “Blue Chip Fund”) reorganized into the First Investors Growth & Income Fund (the “Growth & Income Fund”).  Shareholders of the Blue Chip Fund became shareholders of the Growth & Income Fund and the Blue Chip Fund was then terminated.  As a result, the following changes should be made to the First Investors Equity Funds Statement of Additional Information (“SAI”) to reflect the reorganization of the Blue Chip Fund.

1.	All references and discussions in the SAI related to the Blue Chip Fund are deleted in their entirety.
2.	Add the following sentence at the end of the second paragraph on page I-3 in the section “History and Classification of the Funds”:
On December 9, 2011, the Blue Chip Fund reorganized into the Growth & Income Fund.
3.	All specific references and discussions regarding the Blue Chip Fund in the “Portfolio Managers” section on pages I-13, I-17 and I-19 are deleted in their entirety.
4.	The Investments Strategies checklist in “Appendix A” for the Blue Chip Fund on page I-A-3 is deleted in its entirety.

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Please retain this Supplement for future reference.

EFSAI1211